Strategic Investments and Business Combination (Details Narrative) (10-K) - USD ($)								4 Months Ended	5 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 01, 2019	May 01, 2019	Apr. 02, 2019	Dec. 02, 2018	Oct. 24, 2018	Aug. 02, 2018	Aug. 02, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jul. 31, 2018
Goodwill								$ 8,548,608	$ 1,705,548	$ 1,705,548	$ 8,548,608	$ 8,548,608	$ 8,548,608	$ 1,705,548	$ 9,265,070
Shares issued during acquisition														761,905
Earn-out liability															522,553
Southwestern Montana Financial Center, Inc. [Member]
Goodwill			$ 1,217,790
Altruis Benefits Consulting, LLC [Member]
Goodwill	$ 4,949,329
Earn-out liability															$ 1,894,842
Successor [Member]
Goodwill									1,705,548	1,705,548				$ 1,705,548
Successor [Member] | Bill of Sale Agreement USBA and EBS [Member]
Net income (loss) on business combination													(276,859)
Shares issued during acquisition					16,400,000
Successor [Member] | Bill of Sale Agreement SWMT LLC and FIS LLC [Member]
Revenue from the acquired business								625,036
Net income (loss) on business combination								67,682
Shares issued during acquisition	14,839,011
Earn-out liability								1,894,842			1,894,842	1,894,842	1,894,842
Successor [Member] | US Benefits Alliance, LLC [Member]
Goodwill						$ 578,840	$ 578,840
Acquisition costs						83,162
Revenue from the acquired business									135,425
Net income (loss) on business combination									12,145
Successor [Member] | Employee Benefit Solutions, Inc [Member]
Goodwill						$ 274,956	274,956
Acquisition costs							44,353
Revenue from the acquired business										246,965
Net income (loss) on business combination										$ 143,450
Total purchase price							$ 400,000
Successor [Member] | Commercial Solutions of Insurance Company [Member]
Goodwill				$ 851,752
Acquisition costs				113,247
Revenue from the acquired business									8,380
Net income (loss) on business combination									136,568
Total purchase price				$ 1,200,000
Business combination description				The total purchase price is made up of (1) a cash payment of $1,080,000 (the "Cash Payment") on the "Closing Date" or the first bank business day thereafter (i.e. December 1, 2018); (2) the balance of the purchase price, having a value of $120,000, was paid in the form of 761,905 shares of common stock in the Company, issued at a per-share price equal to Fifteen and 75/100 Cents ($0.1575) (the "Closing Shares"); and (3) the amount of any cash necessary to satisfy the required closing date working capital shall be set off against the Cash Payment by CCS. "Required closing date working capital" shall consist only of cash and pre-paid rent and/or security deposits or pre-payments or deposits for any assumed liabilities.
Cash				$ 1,080,000
Business combination loss from operations									$ 659,940
Successor [Member] | Southwestern Montana Financial Center, Inc. [Member]
Goodwill			1,217,790
Acquisition costs			122,660
Revenue from the acquired business												1,106,432
Net income (loss) on business combination												46,835
Total purchase price			$ 2,394,509
Shares issued during acquisition			500,000
Cash			$ 300,000
Purchase price paid in cash			$ 1,389,840
Earn out payment percentage			32.00%
Number of shares of common stock			$ 300,000
Earn-out liability								522,553			522,553	522,553	522,553
Successor [Member] | Fortman Insurance Services, LLC [Member]
Goodwill		$ 1,269,731
Acquisition costs		63,663
Revenue from the acquired business											1,186,951
Net income (loss) on business combination											389,708
Total purchase price		4,156,405
Purchase price paid in cash		$ 3,223,750
Earn out payment percentage		10.00%
Number of shares of common stock		$ 500,000
Earn-out liability								$ 432,655			$ 432,655	$ 432,655	$ 432,655
Successor [Member] | Altruis Benefits Consulting, LLC [Member]
Goodwill	$ 4,949,329
Acquisition costs	92,172
Total purchase price	7,688,168
Purchase price paid in cash	$ 5,202,364
Earn out payment percentage	6.66%
Number of shares of common stock	$ 578,040